Semiannual Report
For the period ended April 30, 2004

TH Lee
Putnam
Capital

TH Lee, Putnam Emerging Opportunities Portfolio

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


About the fund and TH Lee, Putnam Capital LLC

TH Lee, Putnam Emerging Opportunities Portfolio (the "fund") is a closed-end interval fund. This innovative fund pursues aggressive growth by combining investments in publicly traded stocks and privately held companies in a closed-end format. With this special structure, the fund can tap into companies with the best growth potential while maintaining a combination of investments across public and private markets.

The fund is sponsored by an affiliate of TH Lee, Putnam Capital LLC, which is a joint venture of Putnam Investments ("Putnam") and Thomas H. Lee Partners LP ("TH Lee"). This venture was founded in 1999 to offer alternative investment products to individual investors who have historically lacked access to the private-equity marketplace. Thomas H. Lee Partners LP, founded in 1974, is one of the oldest and most successful private equity investment firms in the United States. The firm's investment strategy targets growth companies with competitive advantages in expanding or consolidating industries. Putnam Investments, founded in 1937, is one of the world's largest mutual fund companies and a leader in investment research and portfolio management through disciplined teamwork.

The fund is managed by Roland W. Gillis, CFA, Managing Director, and Frederick Wynn, Senior Vice President of Putnam's Specialty Growth Team, who analyze small- and mid-capitalization growth stocks.

The fund's management structure also includes an Investment Committee consisting of senior Putnam and TH Lee investment professionals. The Investment Committee also consults with the management team and gives final approval to the structure of all private-equity deals.


Report from Fund Management

Roland Gillis, Portfolio Manager
Frederick Wynn, Portfolio Manager

Performance commentary

Your fund advanced by a small amount at net asset value during its semiannual period, which ended April 30, 2004. The stock market rally that took root beginning in March 2003 peaked in February 2004, and stock prices retreated in the remaining months of the period. The fund was positioned in both publicly traded stocks and private equities that were performing well fundamentally, and many of these companies registered earnings growth in excess of 20% during the period. We also made new investments in private equities, increasing our weighting in them while decreasing our weighting in publicly traded stocks. This explains most of the fund's underperformance relative to its benchmark, the Russell 2500 Growth Index, which consists entirely of publicly traded stocks. One way in which private equities differ from publicly traded stocks is that general market trends have little impact on their value. Most of the price movement of a private equity occurs when it experiences a new stage of business growth or makes an initial public offering. This did not occur with the fund's private equities during the period and their prices were fairly stable.


---------------------------------------------------------------------------------------
RETURN FOR PERIODS ENDED APRIL 30, 2004
---------------------------------------------------------------------------------------

                                                                        Russell 2500
TH Lee, Putnam Emerging Opportunities Portfolio     NAV      POP        Growth Index
-------------------------------------------------------------------  ------------------
6 months                                           1.34%    -3.21%          4.56%
-------------------------------------------------------------------  ------------------
1 year                                            31.59     25.66          40.45
-------------------------------------------------------------------  ------------------
Life of fund (since inception 7/30/01)             7.61      2.75           3.34
-------------------------------------------------------------------  ------------------
Annual average                                     2.69      0.99           1.20
-------------------------------------------------------------------  ------------------

RETURN FOR PERIODS ENDED MARCH 31, 2004 (most recent quarter)
-------------------------------------------------------------------  ------------------
                                                                        Russell 2500
TH Lee, Putnam Emerging Opportunities Portfolio     NAV      POP        Growth Index
-------------------------------------------------------------------  ------------------
6 months                                          11.66%     6.63%         18.17%
-------------------------------------------------------------------  ------------------
1 year                                            46.93     40.32          59.47
-------------------------------------------------------------------  ------------------
Life of fund (since inception 7/30/01)            11.22      6.19           7.92
-------------------------------------------------------------------  ------------------
Annual average                                     4.05      2.27           2.89
-------------------------------------------------------------------  ------------------

Past performance does not indicate future results. Performance assumes reinvestment of distributions and does not account for taxes. More recent returns may be less or more than those shown. Investment returns will fluctuate and you may have a gain or a loss when you sell your shares. Returns at public offering price (POP) reflect the highest applicable sales charge of 4.50% (which does not reflect a reduction in sales charges that went into effect March 22, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Sales charges differ with the original purchase amount. See a prospectus for details. The Russell 2500 Growth Index is an unmanaged index of those companies in the Russell 2500 chosen for their growth orientation. Indexes are not available for direct investment. For a portion of the period this fund limited expenses, without which returns would have been lower.



Market overview

During the period, the fund's holdings performed relatively well when the market was rallying and also were competitive during the declines of March and April. The fund invests in many small- and mid-capitalization stocks, which outperformed larger companies until the last month of the period. However, we also favor high-quality companies with high rates of earnings growth, and this style of stocks did not perform as well as cyclical and value-style stocks with more variable earnings, which are outside the fund's mandate.

In our opinion, stock market volatility since February has been caused by rising interest rates, higher energy costs, and the expectation that the Federal Reserve will shift to a more restrictive monetary policy to prevent inflation. The deteriorating situation in Iraq also had a negative influence. While it is normal for stock prices to react to factors like these, we do not believe any of them has an impact on the attractive fundamentals of the companies in the portfolio. Earnings reports for the first few months of the year have been as solid as we anticipated. More than 70% of the fund's holdings have had better earnings than forecast by analysts. We believe that the market is adjusting to new expectations for interest rates. This is positive in that investors will have more realistic expectations, but they should also recognize that the sky is not falling because the economic situation and corporate earnings remain very healthy.

Strategy overview

Our fundamental research continued to uncover many companies with impressive earnings growth in a variety of sectors. Aggressive growth investment opportunities have diversified significantly in the past several years. In early 2000, 60% of companies in the Russell 2500 Growth Index were technology companies. Today only 27% are technology companies. During the period, the fund had a slight overweight to technology stocks relative to the benchmark because sales and orders for new equipment were accelerating. In addition to technology stocks, other large weightings in the portfolios included health care, and both consumer cyclicals and consumer staples.


[GRAPHIC OMITTED: PIE CHART ASSET ALLOCATION AS OF 4/30/04]

-------------------------------------------------------------------------------
ASSET ALLOCATION AS OF 4/30/04

ASSET CLASS                     PERCENT OF FUND

* Public equities                     66.6%
-------------------------------------------------------------------------------
* Private equities                    31.6
-------------------------------------------------------------------------------
* Short-term instruments               1.8
-------------------------------------------------------------------------------

Footnote reads:
Weightings are shown as a percentage of investments. Holdings will vary over time.

The private equity portion of the portfolio was similarly diversified. Before the period began, the fund had three such holdings -- a technology, a health-care, and an education company. We made two new investments during the period, one in a real estate investment trust, which is technically in the financial services sector, and the second in a medical-device company. With these new investments we also increased the fund's diversification across public and private equities. The private equity portion of the portfolio now represents approximately 30% of assets. We continue to research private companies with the purpose of continuing to increase exposure to private equities. We also remain in close contact with the managers of each of the private equity holdings to make sure they are making progress toward their business goals.

How fund holdings affected performance

The fund made two new investments in private equities in the quarter. Spirit Finance Corporation is a real estate investment trust that structures leases for commercial properties for retail, distribution, and service companies. We believe this business has strong growth potential because the leases help these companies improve their balance sheets. Spirit's management team has long experience arranging these transactions because they were leaders with a publicly traded company that was bought out by a competitor a few years ago, which prompted them to establish their own business.

The second new investment is in Restore Medical, a company that has developed the first FDA-approved implant device to treat snoring and sleep apnea. This product has produced much better results than any other treatment available, and the company is aggressively marketing it to doctors who are ear, nose, and throat specialists. Other private equity holdings also made progress. For example, Refractec's non-laser vision therapy has received FDA approval for treating presbyopia (the inability to focus on nearby objects) in addition to myopia (difficulty focusing on distant objects). This gives the therapy a wider range of applications. It is a more compelling purchase for eye doctors because they can use it to treat more patients, thereby improving the return on their own investment. Another fund holding, Capella Education Company, signed an agreement with Wal-Mart to provide online education to employees. This move helps to position Capella with a large new market likely to seek online education in coming years.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS AS OF 4/30/04]

-------------------------------------------------------------------------------
TOP SECTOR WEIGHTINGS AS OF 4/30/04
-------------------------------------------------------------------------------
Technology                                                            25.8%
-------------------------------------------------------------------------------
Health care                                                           23.3
-------------------------------------------------------------------------------
Consumer cyclicals                                                    14.8
-------------------------------------------------------------------------------
Consumer staples                                                      14.6
-------------------------------------------------------------------------------
Financial                                                              6.2
-------------------------------------------------------------------------------

Footnote reads:
Weightings include private and public companies and are shown as a percentage of net assets. Holdings will vary over time.


[GRAPHIC OMITTED: horizontal bar chart TOP 10 HOLDINGS]

TOP 10 HOLDINGS (includes public and private companies)      INDUSTRY
-------------------------------------------------------------------------------
CommVault Systems                                            Computers
-------------------------------------------------------------------------------
Capella Education Co., Inc.                                  Schools
-------------------------------------------------------------------------------
Refractec                                                    Medical technology
-------------------------------------------------------------------------------
Restore Medical                                              Medical technology
-------------------------------------------------------------------------------
Spirit Finance Corp.                                         Real estate
-------------------------------------------------------------------------------
Hudson Highland Group, Inc.                                  Staffing
-------------------------------------------------------------------------------
Carrier Access Corp.                                         Telecommunications
-------------------------------------------------------------------------------
PLX Technology, Inc.                                         Electronics
-------------------------------------------------------------------------------
Multimedia Games, Inc.                                       Leisure
-------------------------------------------------------------------------------
Career Education Corp.                                       Schools
-------------------------------------------------------------------------------

Footnote reads:
These holdings represent 37.1% of the fund's net assets as of 4/30/04. Portfolio holdings will vary over time.


Among the fund's public equity holdings, Hudson Highland Companies, a global executive search and staffing company, turned in strong performance. This company was spun off from TMP Worldwide, a diversified employment services company. The spin off gave Hudson Highland greater independence and growth potential. The company has a lot of operating leverage and the recent pickup in hiring has translated into vigorous earnings growth for the company.

Another holding that also benefits from the current surge in global economic growth is UTI Worldwide, a business services company that focuses on freight forwarding and logistics. This stock offered an opportunity because global shipping is rebounding after weakness in the past couple of years. We believe that this company is a strong competitor in the field with operations in over 100 countries.

In addition to stocks benefiting from better economic conditions, the fund also owns stocks that we believe can grow whether the economy is strong or weak. An example is Universal Technical Institute, an educational company that trains mechanics under programs sponsored by large manufacturers. These connections make it attractive for mechanics who want to become qualified to repair a variety of cars and engine types. The company is currently opening new schools and recruiting students in many locations.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

While financial markets have experienced volatility in recent months, it is important to remember that some of this volatility is caused at root by good news. For example, the recent increase in bond yields and the Fed's announcement of a shift toward a more restrictive monetary policy have generated a headwind for stocks. However, higher rates are the result of a deepening and broadening economic recovery. In particular, new jobs should help to sustain consumer spending and create investment opportunities in consumer-related stocks. It is typical in an economic cycle for the market to experience a transition point such as this, including a tug of war between those who are confident in the recovery and those who think the recovery contains the seeds of the next downturn. In our view, the pessimists are overreacting. We think consumer and business spending will remain strong and support solid corporate profits. In the short term, the market has held back aggressive growth stocks, so we think the area of the market in which we invest is attractive. The private equity market has been stable, with the supply of investment opportunities still outpacing demand. New initial public offerings are occurring at a trickle but fundamental conditions are getting better after the weakness of the past few years. Across the entire portfolio, we think that strong earnings continue to be the dominant story. Fund holdings in many sectors have hefty profit margins that, we believe, based on our research, should remain attractive in future quarters. The market may be volatile over the short run but the outlook for long-term growth is still compelling.

The views expressed here are exclusively those of TH Lee Putnam Capital Management, LLC, the fund's Manager. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/04, there is no guarantee the fund will continue to hold these securities in the future.

Shares of the Fund are offered only to investors who have a net worth of more than $1,500,000 or who otherwise meet the requirements for a "qualified client."

An investment in the fund involves a considerable amount of risk and should be considered speculative. Because it is possible that you may lose some or all of your investment, you should not invest in the fund unless you can afford a total loss of investment. An investment in the fund involves a high degree of risk which includes the following specific types of risk: the risks associated with venture-capital companies and venture-capital funds; investing in securities that are illiquid and subject to substantial transfer restrictions; the risks of investing in smaller companies; the fund's ability to focus holdings in a small number of industry sectors which may be relatively new or emerging industries; the risk of investing in a fund that will pay incentive fee; investing in a fund, many of whose assets will be priced in the absence of a readily available market and may be priced based on estimates of fair value, which may prove inaccurate; and the risk involved in the fund Manager's limited experience in venture-capital investing. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility.



The fund's portfolio
April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

Common stocks (71.0%) (a)
NUMBER OF SHARES                                                          VALUE
-------------------------------------------------------------------------------

Aerospace and Defense (0.9%)
-------------------------------------------------------------------------------
     5,700  Alliant Techsystems, Inc. (NON)                            $337,953
    15,000  Applied Signal Technology, Inc. (NON)                       405,600
                                                                   ------------
                                                                        743,553

Airlines (0.4%)
-------------------------------------------------------------------------------
    10,850  JetBlue Airways Corp. (NON)                                 300,328

Automotive (1.3%)
-------------------------------------------------------------------------------
     6,000  CarMax, Inc. (NON)                                          155,520
     9,800  CLARCOR, Inc.                                               431,396
     6,600  Donaldson Co., Inc.                                         181,038
     7,900  Gentex Corp.                                                310,707
                                                                   ------------
                                                                      1,078,661

Banking (1.4%)
-------------------------------------------------------------------------------
    13,900  Hanmi Financial Corp.                                       344,303
     7,000  Investors Financial Services Corp.                          272,090
    10,400  TCF Financial Corp.                                         515,320
                                                                   ------------
                                                                      1,131,713

Biotechnology (4.1%)
-------------------------------------------------------------------------------
    30,000  Amylin Pharmaceuticals, Inc. (NON)                          672,000
    10,400  Celgene Corp. (NON)                                         537,576
    30,400  Connetics Corp. (NON)                                       591,280
    12,400  Ligand Pharmaceuticals, Inc. Class B (NON)                  265,484
    22,300  Medicines Co. (NON)                                         729,433
     2,300  OSI Pharmaceuticals, Inc. (NON)                             169,717
    13,600  Telik, Inc. (NON)                                           319,192
                                                                   ------------
                                                                      3,284,682

Broadcasting (1.0%)
-------------------------------------------------------------------------------
    19,300  Citadel Broadcasting Corp. (NON)                            334,855
    23,200  Cumulus Media, Inc. Class A (NON)                           487,664
                                                                   ------------
                                                                        822,519

Commercial and Consumer Services (1.5%)
-------------------------------------------------------------------------------
     7,500  Choicepoint, Inc. (NON)                                     329,400
    15,100  eCollege.com, Inc. (NON)                                    273,008
    16,000  Monster Worldwide, Inc. (NON)                               409,760
     6,900  Robert Half International, Inc. (NON)                       188,163
                                                                   ------------
                                                                      1,200,331
Communications Equipment (2.8%)
-------------------------------------------------------------------------------
    19,800  ADTRAN, Inc.                                                485,298
    16,400  Andrew Corp. (NON)                                          277,980
    32,900  Aspect Communications Corp. (NON)                           389,207
    10,600  F5 Networks, Inc. (NON)                                     269,240
    18,200  Foundry Networks, Inc. (NON)                                205,660
    20,500  Ixia, Inc. (NON)                                            183,065
       600  SafeNet, Inc. (NON)                                          12,900
     9,500  Sierra Wireless (Canada) (NON)                              212,325
    66,900  Sonus Networks, Inc. (NON)                                  254,220
                                                                   ------------
                                                                      2,289,895

Computers (2.2%)
-------------------------------------------------------------------------------
    61,300  Capitiva Software Corp. (NON)                               661,427
    23,000  Catapult Communications Corp. (NON)                         432,630
    39,600  Mobility Electronics, Inc. (NON)                            324,324
    14,900  PalmOne, Inc. (NON)                                         243,168
     4,300  Verint Systems, Inc. (NON)                                  115,498
                                                                   ------------
                                                                      1,777,047

Consumer Goods (0.5%)
-------------------------------------------------------------------------------
    15,700  Yankee Candle Co., Inc. (The) (NON)                         425,156

Consumer Services (0.3%)
-------------------------------------------------------------------------------
    10,000  OSI Systems, Inc. (NON)                                     228,100

Distribution (0.8%)
-------------------------------------------------------------------------------
    20,050  LKQ Corp. (NON)                                             356,088
     7,500  SCP Pool Corp. (NON)                                        301,575
                                                                   ------------
                                                                        657,663

Electronics (3.9%)
-------------------------------------------------------------------------------
    38,100  Brooks Automation, Inc. (NON)                               633,984
    18,300  Ditech Communications Corp. (NON)                           263,154
    15,300  Integrated Device Technology, Inc. (NON)                    205,785
    11,000  Intevac, Inc. (NON)                                         110,550
    11,800  PerkinElmer, Inc.                                           227,150
    70,300  PLX Technology, Inc. (NON)                                  912,494
    49,100  Skyworks Solutions, Inc. (NON)                              420,296
    49,000  Symmetricom, Inc. (NON)                                     392,490
                                                                   ------------
                                                                      3,165,903

Energy (1.3%)
-------------------------------------------------------------------------------
    18,500  CAL Dive International, Inc. (NON)                          500,240
    14,500  Patterson-UTI Energy, Inc.                                  524,755
                                                                   ------------
                                                                      1,024,995

Forest Products and Packaging (0.9%)
-------------------------------------------------------------------------------
    20,000  Jarden Corp. (NON)                                          744,000

Gaming & Lottery (0.3%)
-------------------------------------------------------------------------------
     7,500  Shuffle Master, Inc. (NON)                                  245,625

Health Care Services (5.8%)
-------------------------------------------------------------------------------
    11,900  AMERIGROUP Corp. (NON)                                      493,969
    19,250  Centene Corp. (NON)                                         644,875
    17,300  Community Health Systems, Inc. (NON)                        446,167
     5,600  Henry Schein, Inc. (NON)                                    394,632
    10,500  Manor Care, Inc.                                            340,620
    12,100  Omnicare, Inc.                                              501,908
     6,700  Pediatrix Medical Group, Inc. (NON)                         479,050
     9,000  United Surgical Partners International, Inc. (NON)          325,980
    17,800  VCA Antech, Inc. (NON)                                      727,842
     8,400  WellChoice, Inc. (NON)                                      356,160
                                                                   ------------
                                                                      4,711,203

Homebuilding (0.5%)
-------------------------------------------------------------------------------
     8,800  Lennar Corp.                                                412,280

Investment Banking/Brokerage (1.1%)
-------------------------------------------------------------------------------
     7,100  Piper Jaffray Companies, Inc. (NON)                         343,782
    10,300  T. Rowe Price Group, Inc.                                   528,184
                                                                   ------------
                                                                        871,966

Leisure (1.1%)
-------------------------------------------------------------------------------
    40,300  Multimedia Games, Inc. (NON)                                897,884

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------
    69,200  La Quinta Corp. (NON)                                       497,548

Manufacturing (1.4%)
-------------------------------------------------------------------------------
    13,100  IDEX Corp.                                                  618,975
    11,300  Roper Industries, Inc.                                      548,615
                                                                   ------------
                                                                      1,167,590

Medical Technology (2.6%)
-------------------------------------------------------------------------------
    17,900  Atherogenics, Inc. (NON)                                    422,798
    45,000  Cardiodynamics International Corp. (NON)                    263,250
    25,400  Epix Medical, Inc. (NON)                                    622,808
    20,500  Merit Medical Systems, Inc. (NON)                           322,055
     4,700  Respironics, Inc. (NON)                                     246,327
    25,000  Sonic Innovations, Inc. (NON)                               228,750
                                                                   ------------
                                                                      2,105,988

Oil & Gas (1.6%)
-------------------------------------------------------------------------------
    17,600  Chesapeake Energy Corp.                                     242,000
    30,000  W-H Energy Svcs., Inc. (NON)                                551,400
    18,250  XTO Energy, Inc.                                            487,275
                                                                   ------------
                                                                      1,280,675

Pharmaceuticals (1.5%)
-------------------------------------------------------------------------------
     6,500  Cephalon, Inc. (NON)                                        369,915
    20,000  Penwest Pharmaceuticals Co. (Private) (NON)                 318,000
    16,204  Salix Pharmaceuticals, Ltd. (NON)                           501,190
                                                                   ------------
                                                                      1,189,105

Real Estate (3.7%)
-------------------------------------------------------------------------------
   300,000  Spirit Finance Corp. 144A (Private) (NON)                 3,000,000

Restaurants (0.4%)
-------------------------------------------------------------------------------
    10,000  Red Robin Gourmet Burgers, Inc. (NON)                       287,500

Retail (8.0%)
-------------------------------------------------------------------------------
    12,500  Abercrombie & Fitch Co. Class A (NON)                       393,125
     7,300  Advance Auto Parts, Inc. (NON)                              314,995
    11,400  Chico's FAS, Inc. (NON)                                     464,322
    19,400  Dick's Sporting Goods, Inc. (NON)                           523,218
    11,000  Hughes Supply, Inc.                                         614,790
     7,300  Linens 'N Things, Inc. (NON)                                236,812
    12,100  Michaels Stores, Inc.                                       605,363
     6,400  NBTY, Inc. (NON)                                            237,824
     9,900  Pacific Sunwear of California, Inc. (NON)                   212,553
     8,100  PETCO Animal Supplies, Inc. (NON)                           237,816
    20,600  PETsMART, Inc.                                              570,620
    20,800  Ross Stores, Inc.                                           634,400
    17,800  Tractor Supply Co. (NON)                                    695,268
    13,000  West Marine, Inc. (NON)                                     378,040
    10,500  Williams-Sonoma, Inc. (NON)                                 341,040
                                                                   ------------
                                                                      6,460,186

Schools (3.0%)
-------------------------------------------------------------------------------
    12,400  Career Education Corp. (NON)                                793,600
    17,800  Corinthian Colleges, Inc. (NON)                             545,036
    12,500  Education Management Corp. (NON)                            443,250
    15,170  Universal Technical Institute, Inc. (NON)                   674,913
                                                                   ------------
                                                                      2,456,799

Semiconductor (0.3%)
-------------------------------------------------------------------------------
    25,100  LTX Corp. (NON)                                             274,343

Shipping (1.5%)
-------------------------------------------------------------------------------
    20,200  Heartland Express, Inc.                                     495,910
    10,200  J. B. Hunt Transport Services, Inc. (NON)                   322,932
    16,500  Knight Transportation, Inc. (NON)                           425,040
                                                                   ------------
                                                                      1,243,882
Software (5.1%)
-------------------------------------------------------------------------------
    14,000  Akamai Technologies, Inc. (NON)                             165,480
     8,900  Cognos, Inc. (Canada) (NON)                                 280,617
    35,000  Embarcadero Technologies, Inc. (NON)                        451,850
     5,000  FileNET Corp. (NON)                                         137,300
    50,000  Interwoven, Inc. (NON)                                      419,500
    84,400  Matrixone, Inc. (NON)                                       507,244
    62,800  Micromuse, Inc. (NON)                                       421,388
    26,264  RADWARE, Ltd. (Israel) (NON)                                554,958
    15,000  Red Hat, Inc. (NON)                                         340,650
    36,500  RSA Security, Inc. (NON)                                    584,730
    33,300  webMethods, Inc. (NON)                                      286,380
                                                                   ------------
                                                                      4,150,097
Staffing (1.3%)
-------------------------------------------------------------------------------
    34,100  Hudson Highland Group, Inc. (NON)                         1,043,119

Technology Services (1.5%)
-------------------------------------------------------------------------------
     8,000  Ask Jeeves (NON)                                            283,760
    25,600  DiamondCluster International, Inc. Class A (NON)            262,400
    11,500  Digital River, Inc. (NON)                                   296,125
    37,340  Wireless Facilities, Inc. (NON)                             358,091
                                                                   ------------
                                                                      1,200,376

Telecommunications (3.1%)
-------------------------------------------------------------------------------
    39,130  American Tower Corp. Class A (NON)                          487,169
    90,000  Carrier Access Corp. (NON)                                  957,600
    33,400  Crown Castle International Corp. (NON)                      465,930
     8,300  Spectrasite, Inc. (NON)                                     310,171
    82,000  WJ Communications, Inc. (NON)                               266,500
                                                                   ------------
                                                                      2,487,370

Textiles (0.5%)
-------------------------------------------------------------------------------
    11,000  Armor Holdings, Inc. (NON)                                  363,440

Transportation (0.7%)
-------------------------------------------------------------------------------
    13,100  UTI Worldwide, Inc. (Virgin Islands)                        600,111

Transportation Services (0.6%)
-------------------------------------------------------------------------------
    10,700  Landstar Systems, Inc. (NON)                                481,072

Waste Management (1.5%)
-------------------------------------------------------------------------------
    32,100  Casella Waste Systems, Inc. Class A (NON)                   465,450
     9,200  Stericycle, Inc. (NON)                                      439,944
     7,600  Waste Connections, Inc. (NON)                               306,052
                                                                   ------------
                                                                      1,211,446
                                                                   ------------
            Total Common stocks  (cost $49,251,698)                 $57,514,151

Convertible preferred stocks (27.7%) (a)
NUMBER OF SHARES                                                          VALUE
-------------------------------------------------------------------------------
   449,640  Capella Education Co., Inc. Ser. G, zero %
            cv. pfd. (Private) (acquired 2/14/02,
            cost $5,009,274) (RES)                                   $6,744,597
 2,235,708  CommVault Systems Ser. CC, zero % cv.
            pfd. (Private) (acquired various dates
            from 1/30/02 through 9/4/03, cost $7,011,031) (RES)       8,048,549
   833,333  Refractec Ser. D, zero % cv. pfd. (Private)
            (acquired various dates from 8/16/02 through
            6/30/03, cost $4,999,998)(RES)(AFF)                       4,608,331
 1,145,039  Restore Medical Ser. C, zero % cv. pfd. (Private)
            (acquired 1/28/04, cost $3,010,002)(RES)(AFF)             3,000,002
                                                                   ------------
            Total Convertible preferred stocks
            (cost $20,030,306)                                      $22,401,479

Short-term investments (1.8%) (a) (cost $1,466,000)
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
$1,466,000  Repurchase agreement dated April 30, 2004 with
            Goldman Sachs & Co. due May 3, 2004 with respect
            to various U.S. Government obligations -- maturity
            value of $1,466,126 for an effective yield of 1.03%
            (collateralized by Freddie Mac 2.43% due 3/23/2007,
            valued at $1,494,500)                                    $1,466,000
-------------------------------------------------------------------------------
            Total Investments  (cost $70,748,004)                   $81,381,630
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $80,962,185.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2004 was $22,401,479 or 27.7% of net assets.

(AFF) Affiliated Companies (Note 4).

      The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$70,748,004) (Note 1)                                             $81,381,630
-------------------------------------------------------------------------------
Cash                                                                      984
-------------------------------------------------------------------------------
Dividends receivable                                                    7,136
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                311,649
-------------------------------------------------------------------------------
Receivable for securities sold                                        469,615
-------------------------------------------------------------------------------
Total assets                                                       82,171,014
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                      454,227
-------------------------------------------------------------------------------
Payable for shareholder servicing fees (Note 2)                        15,837
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          144,329
-------------------------------------------------------------------------------
Payable for incentive fee (Note 2)                                    474,235
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)             34,956
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            6,882
-------------------------------------------------------------------------------
Other accrued expenses                                                 78,363
-------------------------------------------------------------------------------
Total liabilities                                                   1,208,829
-------------------------------------------------------------------------------
Net assets                                                        $80,962,185
-------------------------------------------------------------------------------

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                          $72,957,086
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                             (850,853)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)              (1,777,674)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                         10,633,626
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                                $80,962,185
-------------------------------------------------------------------------------

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value and redemption price per common share
($80,962,185 divided by 3,154,898 shares)                              $25.66
-------------------------------------------------------------------------------
Offering price per common share (100/95.75 of $25.66)*                 $26.80
-------------------------------------------------------------------------------

 * On single retail shares of less than $500,000. On sales of $500,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.



Statement of operations

Six months ended April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $58)                                 $51,888
-------------------------------------------------------------------------------
Interest                                                                8,084
-------------------------------------------------------------------------------
Total investment income                                                59,972
-------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                      506,942
-------------------------------------------------------------------------------
Incentive fee (Note 2)                                                129,376
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                         85,572
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             37,500
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       42,327
-------------------------------------------------------------------------------
Shareholder servicing fees (Note 2)                                    96,872
-------------------------------------------------------------------------------
Other                                                                  69,245
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                        (56,921)
-------------------------------------------------------------------------------
Total expenses                                                        910,913
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                                (88)
-------------------------------------------------------------------------------
Net expenses                                                          910,825
-------------------------------------------------------------------------------
Net investment loss                                                  (850,853)
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    8,875,373
-------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period       (6,674,739)
-------------------------------------------------------------------------------
Net gain on investments                                             2,200,634
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $1,349,781
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

-------------------------------------------------------------------------------
                                                  Six months
                                                       ended       Year ended
                                                    April 30       October 31
                                                        2004*            2003
-------------------------------------------------------------------------------

Increase (decrease) in net assets
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment loss                                $(850,853)     $(1,652,953)
-------------------------------------------------------------------------------
Net realized gain on investments                   8,875,373        2,697,373
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                    (6,674,739)      21,817,464
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                         1,349,781       22,861,884
-------------------------------------------------------------------------------

Capital share transactions:
-------------------------------------------------------------------------------
Proceeds from shares issued                        1,507,554        1,771,897
-------------------------------------------------------------------------------
Cost of sales repurchased (Note 5)               (11,915,553)      (8,295,425)
-------------------------------------------------------------------------------
Net decrease from capital share transactions     (10,407,999)      (6,523,528)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets           (9,058,218)      16,338,356
-------------------------------------------------------------------------------

Net assets
-------------------------------------------------------------------------------
Beginning of period                               90,020,403       73,682,047
-------------------------------------------------------------------------------
End of period                                    $80,962,185      $90,020,403
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning of period          3,554,909        3,897,584
-------------------------------------------------------------------------------
Shares issued                                         57,176           77,710
-------------------------------------------------------------------------------
Shares repurchased (Note 5)                         (457,187)        (420,385)
-------------------------------------------------------------------------------
Shares outstanding at end of period                3,154,898        3,554,909
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Statement of cash flows

For the six months ended April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

Increase in cash
-------------------------------------------------------------------------------
Cash flows from operating activities:
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $1,349,781
-------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating and investing activities:
-------------------------------------------------------------------------------
Purchase of investment securities                                  (40,980,131)
-------------------------------------------------------------------------------
Proceeds from disposition of investment
securities                                                          52,742,932
-------------------------------------------------------------------------------
Sale of short-term investment securities,
net                                                                     (8,000)
-------------------------------------------------------------------------------
Increase in dividends and interest
receivable                                                              (5,740)
-------------------------------------------------------------------------------
Decrease in receivables for securities sold                            189,863
-------------------------------------------------------------------------------
Decrease in payable for securities purchased                          (880,822)
-------------------------------------------------------------------------------
Decrease in payable for shareholder
servicing fees                                                          (1,153)
-------------------------------------------------------------------------------
Decrease in payable for compensation of
Manager                                                                (23,964)
-------------------------------------------------------------------------------
Increase in payable for incentive fee                                  129,376
-------------------------------------------------------------------------------
Increase in payable for investor servicing
and custodian fees                                                      10,469
-------------------------------------------------------------------------------
Decrease in payable for administration
services                                                                  (677)
-------------------------------------------------------------------------------
Decrease in other accrued expenses                                     (17,396)
-------------------------------------------------------------------------------
Net realized gain on investments                                    (8,875,373)
-------------------------------------------------------------------------------
Net unrealized depreciation on investments
during the period                                                    6,674,739
-------------------------------------------------------------------------------
Net cash used in operating and investing
activities                                                         $10,303,904
-------------------------------------------------------------------------------
Cash flows from financing activities:
-------------------------------------------------------------------------------
Proceeds from shares sold                                            1,612,381
-------------------------------------------------------------------------------
Payment of shares redeemed                                         (11,915,553)
-------------------------------------------------------------------------------
Net cash provided by financing activities                          (10,303,172)
-------------------------------------------------------------------------------
Net increase in cash                                                       732
-------------------------------------------------------------------------------
Cash balance, beginning of period                                          252
-------------------------------------------------------------------------------
Cash balance, end of period                                               $984
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Financial highlights

(For a common share outstanding throughout the period)

                                        Six months
                                           ended                                      For the period
Per-share                                 April 30                                    July 30, 2001+
operating performance                   (Unaudited)        Year ended October 31       to October 31
-----------------------------------------------------------------------------------------------------
                                            2004            2003            2002            2001
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $25.32          $18.91          $22.44          $23.88
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (loss) (a)(b)         (.26)           (.45)           (.38)             -- (e)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .60            6.86           (3.11)          (1.44)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                        .34            6.41           (3.49)          (1.44)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                             --              --            (.04)             --
-----------------------------------------------------------------------------------------------------
From return of capital                        --              --              -- (e)          --
-----------------------------------------------------------------------------------------------------
Total distributions                           --              --            (.04)             --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $25.66          $25.32          $18.91          $22.44
-----------------------------------------------------------------------------------------------------
Total return at net asset value
after incentive fee (%)(c)                  1.34*          33.90          (15.61)          (6.03)*
-----------------------------------------------------------------------------------------------------
Total return at net asset value
before incentive fee (%)(c)                 1.50*          34.43          (15.61)          (6.03)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $80,962         $90,020         $73,682         $85,908
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets after incentive fee (%)(b)(d)        1.07*           2.30            2.21             .58*
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net
assets before incentive fee (%)(b)(d)        .92*           1.85            2.21             .58*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)(b)        (1.00)*         (2.17)          (1.76)             --*
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                48.77*          93.90          102.88           11.20*
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended
    April 30, 2004, October 31, 2003, October 31, 2002 and October 31, 2001
    reflect a reduction of 0.07%, 0.10%, 0.07%, and 0.04%, respectively, based on average net assets.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements. (Note 2)

(e) Amount represents less than $0.01 per share.



Notes to financial statements
April 30, 2004 (Unaudited)

Note 1 Significant accounting policies
---------------------------------------------------------------------------

TH Lee, Putnam Emerging Opportunities Portfolio (the "fund"), is a series of TH Lee, Putnam Investment Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing at least 80% of its total assets in publicly traded growth stocks and privately issued venture capital investments. The fund may invest up to 50% of its portfolio in private equity investments as well as up to 5% of its assets in private equity funds.

The fund offers its shares at net asset value plus a maximum front-end sales charge of 4.25%. Prior to March 22, 2004, the maximum front-end sales charge was 4.50%. The fund provides a limited degree of liquidity to its shareholders by conducting quarterly repurchase offers. In each repurchase offer, the fund intends to repurchase 5% of its outstanding shares at their net asset value. The fund may also, at any time, conduct additional sales of its shares to qualified clients, as defined in the Investment Advisers Act of 1940 as amended.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for private equity securities: such investments are initially valued at cost and then stated at fair value following procedures approved by the Trustees. As part of those procedures, TH Lee, Putnam Capital Management, LLC (the "Manager"), a subsidiary of Putnam, LLC ("Putnam ") and TH Lee, Putnam Capital, LLC (a joint venture of Putnam and Thomas H. Lee Partners, LP) will monitor each fair valued security on a daily basis and may adjust its value based on such factors as the financial and/or operating results, the general developments in the issuer's business including products and services offered, management changes, changes in contracts with customers, issues relating to financing, the likelihood of a public offering ,the liquidity of the security, any legal or contractual restrictions, the value of an unrestricted related public security and other analytical data.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. Such valuations and procedures are reviewed periodically by the Trustees.

B) Repurchase agreements

The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. The Manager is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

C) Security transactions and related investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Federal taxes

It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2003, the fund had a capital loss carryover of $10,650,861 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2010.

The aggregate identified cost on a tax basis is $70,750,190, resulting in gross unrealized appreciation and depreciation of $13,926,568 and $3,295,128, respectively, or net unrealized appreciation of $10,631,440.

E) Distributions to shareholders

Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Deal related costs

Deal related costs are comprised primarily of legal and consulting costs incurred in connection with private equity investment transactions of the fund, whether or not consummated. Deal related costs that are attributable to existing private equity securities are added to the cost basis of the investments. All other deal related costs are expensed as incurred.

G) Statement of Cash Flows

The cash amount shown in the Statement of cash flows is the amount reported as cash in the fund's Statement of assets and liabilities and represents cash on hand at its custodian and does not include any short-term investments at April 30, 2004.

Note 2 Management fee, administrative services and other transactions
-------------------------------------------------------------------------

The fund has entered into a Management Contract with the Manager. As compensation for the services rendered and expenses borne by the Manager, the fund pays the Manager a fee at an annual rate of 1.20% of the average daily net assets of the fund, computed daily and payable monthly.

In addition, the fund will accrue daily a liability for incentive fees payable equal to 20% of the realized and unrealized gains less realized and unrealized losses on the fund's private equity holdings. The fund will not accrue an incentive fee unless all realized and unrealized losses from prior periods have been offset by realized (and, where applicable unrealized) gains. The fund will pay annually, on December 31, to the Manager a fee equal to 20% of the aggregate incentive fee base, calculated from the commencement of the fund's operations, less the cumulative amount of the incentive fee paid to the Manager in previous periods. The incentive fee base for a private equity security equals realized gains less realized and unrealized losses until the issuer of the security has completed an initial public offering and any applicable lock-up period has expired and, thereafter, equals realized and unrealized gains less realized and unrealized losses. In the case of private equity funds, the incentive fee base equals the sum of all amounts that are actually distributed to the fund less realized and unrealized losses. The fund does not pay any incentive fee on a private equity holding until the fund sells the holding or the holding becomes freely sellable. For the six months ended April 30, 2004, incentive fees totaling $129,376 have been accrued based on the aggregate incentive fee base.

The Manager has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2004, to the extent that expenses of the fund (exclusive of the incentive fee, interest expense on any borrowings, offering costs and any extraordinary expenses) exceed an annual rate of 1.85% of its average daily net assets.

The fund has entered into an Administrative Services Contract with Putnam Fiduciary Trust Company ("PFTC"), an affiliate of the Manager, to provide administrative services, including fund accounting and the pricing of the fund shares. As compensation for the services, the fund pays PFTC a fee at an annual rate of 0.10% of the average daily net assets of the fund, computed daily and payable monthly.

Custodial functions for the fund's assets are provided by PFTC. Putnam Investor Services, a division of PFTC, provides investor serving agent functions to the fund. During the six months ended April 30, 2004, the fund paid PFTC $74,980 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2004, the fund's expenses were reduced by $88 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee of $25,000. Trustees receive additional fees for attendance at certain committee meetings.

The fund intends to pay compensation to selected brokers and dealers that are not affiliated with the fund, the Manager or Putnam, that hold shares for their customers in accordance with the shareholder servicing agreements between the fund and the brokers and dealers. The shareholder servicing fee is accrued daily and payable quarterly at an annual rate of 0.25% of the average daily net assets attributable to outstanding shares beneficially owned by customers of the brokers and dealers.

For the six months ended April 30, 2004, Putnam Retail Management, L.P., acting as underwriter, received net commissions of $4,948 from the sale of common shares.

Note 3 Purchases and sales of securities
---------------------------------------------------------------------------

During the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $40,980,131 and $52,742,932, respectively. There were no purchases or sales of U.S. government securities.

Note 4 Transactions with affiliated issuers
---------------------------------------------------------------------------

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

Name of Affiliates   Purchase Cost   Sales Cost   Dividend Income   Fair Value
------------------------------------------------------------------------------
Refractec                      $--          $--              $--    $4,608,331
Restore Medical          3,010,002           --               --     3,000,002
------------------------------------------------------------------------------
Totals                  $3,010,002          $--              $--    $7,608,333
------------------------------------------------------------------------------

Fair value amounts are shown for issues that are affiliated at period end.

Note 5 Share repurchase
---------------------------------------------------------------------------

To provide liquidity to the shareholders, the fund has a policy of making offers to repurchase a portion of its shares on a quarterly basis, in January, April, July and October of each year. Repurchase offers are made for at least 5% but no more than 25% of the fund's then outstanding shares at net asset value. Repurchase offers are scheduled to commence each quarter and be completed the following month. During the six months ended April 30, 2004, the fund repurchased 457,187 shares valued at $11,915,553.


Date                                    Shares            Amount
----------------------------------------------------------------
November 2003                          248,086        $6,378,286
February 2004                          209,101         5,537,267
----------------------------------------------------------------

At April 30, 2004, the Manager owned 209,687 shares of the fund (6.6% of shares outstanding) valued at $5,380,568.

Note 6 Regulatory matters and litigation
---------------------------------------------------------------------------

On April 8, 2004, Putnam Investment Management, LLC, ("Putnam Management") an indirect wholly-owned subsidiary of Putnam, LLC, and an affiliate of TH Lee Putnam Capital Management LLC, entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds. Review of these matters by counsel for Putnam Management and by separate independent counsel for Putnam funds and their independent Trustees is continuing.


Fund information

INVESTMENT MANAGER

TH Lee, Putnam Capital Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, L.P.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Sullivan & Cromwell, LLP

TRUSTEES

John A. Hill
Chairman

Joseph L. Bower

Stephen B. Kay

Thomas H. Lee

OFFICERS

Linwood E. Bradford
President and Principal Executive Officer

Michael T. Healy
Vice President

Amrit Kanwal
Vice President and Treasurer

Steven D. Krichmar
Vice President and Principal Financial Officer

Francis J. McNamara, III
Vice President and Clerk

James P. Pappas
Vice President

Charles A. Ruys de Perez
Vice President and Assistant Clerk


Not FDIC Insured
May Lose Value
No Bank Guarantees




TH Lee Putnam Capital

7 Shattuck Road
Andover, Massachusetts 01810

214217  2WX  6/04



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------
(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officers considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Linwood E. Bradford
                                     ---------------------------
                                     Linwood E. Bradford
                                     Principal Executive Officer
Date: June 28, 2004


By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 28, 2004